November 13, 2019

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: Brown Capital Management Mutual Funds (the “Trust”) (File Nos. 033-37458 and 811-06199)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e), this filing is being made for the sole purposes of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a Supplement which was filed with the Securities and Exchange Commission on November 1, 2019 (Accession Number: 0001387131-19-008225) for The Brown Capital Management Mid Company Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2